RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - EFFECTS ON EARNINGS AND COMPREHENSIVE INCOME (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Amount of unrealized gains/(loss) recognized in OCI	$ (141)	$ 297	$ (34)
Amount of (gains)/loss reclassified from AOCI to earnings (effective portion)	168	283	106
Amount of (gains)/loss reclassified from AOCI to earnings (ineffective portion and amount excluded from effectiveness testing)	23	(4)	61
Unrealized gain/(loss) on derivative	7	(10)
Unrealized gain/(loss) on hedged item	1	11
Realized gain/(loss) on derivative	(8)	2
Realized gain/(loss) on hedged item	(1)	(2)
Total unrealized derivative fair value gains/(loss), net	(903)	1,242	509
Cash Flow Hedges
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Estimated gain of AOCI related to cash flow hedges reclassified to earnings in the next 12 months	$ 18
Period to hedge exposures to the variability of cash flows for all forecasted transactions	36 months
Forward currency contracts | Other income/(expense)
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Amount of (gains)/loss reclassified from AOCI to earnings (effective portion)	$ 5	(104)	2
Forward currency contracts | Non-Qualifying Derivative Instruments
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Total unrealized derivative fair value gains/(loss), net	(1,390)	1,284	935
Forward currency contracts | Non-Qualifying Derivative Instruments | Transportation and other services revenues
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Total unrealized derivative fair value gains/(loss), net	(1,108)	800	497
Forward currency contracts | Non-Qualifying Derivative Instruments | Other income/(expense)
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Total unrealized derivative fair value gains/(loss), net	(282)	484	438
Forward currency contracts | Cash Flow Hedges
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Amount of unrealized gains/(loss) recognized in OCI	19	(5)	(19)
Forward currency contracts | Net Investment Hedges
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Amount of unrealized gains/(loss) recognized in OCI	31	284	22
Interest rate contracts | Interest expense
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Amount of (gains)/loss reclassified from AOCI to earnings (effective portion)	161	388	145
Amount of (gains)/loss reclassified from AOCI to earnings (ineffective portion and amount excluded from effectiveness testing)	23	(4)	61
Interest rate contracts | Non-Qualifying Derivative Instruments
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Total unrealized derivative fair value gains/(loss), net	5	157	73
Interest rate contracts | Cash Flow Hedges
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Amount of unrealized gains/(loss) recognized in OCI	(190)	6	(90)
Commodity contracts | Commodity costs
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Amount of (gains)/loss reclassified from AOCI to earnings (effective portion)	(1)	(9)	(12)
Commodity contracts | Non-Qualifying Derivative Instruments
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Total unrealized derivative fair value gains/(loss), net	485	(199)	(508)
Commodity contracts | Non-Qualifying Derivative Instruments | Transportation and other services revenues
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Total unrealized derivative fair value gains/(loss), net	66	(104)	(52)
Commodity contracts | Non-Qualifying Derivative Instruments | Commodity sales
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Total unrealized derivative fair value gains/(loss), net	599	90	(474)
Commodity contracts | Non-Qualifying Derivative Instruments | Commodity costs
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Total unrealized derivative fair value gains/(loss), net	(193)	(223)	38
Commodity contracts | Non-Qualifying Derivative Instruments | Operating and administrative expense
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Total unrealized derivative fair value gains/(loss), net	13	38	(20)
Commodity contracts | Cash Flow Hedges
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Amount of unrealized gains/(loss) recognized in OCI	2	11	14
Other contracts | Operating and administrative expense
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Amount of (gains)/loss reclassified from AOCI to earnings (effective portion)	3	8	(29)
Other contracts | Non-Qualifying Derivative Instruments
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Total unrealized derivative fair value gains/(loss), net	(3)	0	9
Other contracts | Cash Flow Hedges
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Amount of unrealized gains/(loss) recognized in OCI	(3)	$ 1	$ 39
Interest Rate Swap | Interest expense
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Amount of (gains)/loss reclassified from AOCI to earnings (effective portion)	$ 296